RETIREMENT BENEFIT OBLIGATIONS (Table)	12 Months Ended
Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS
Schedule of the Group's retirement benefit obligations

	2023	2022
	$ million	$ million
Funded plans:
UK Plan	61	114
US Plan	8	24
Other plans	(13)	(5)
	56	133
Unfunded plans:
Other plans	(65)	(52)
Retirement healthcare	(10)	(10)
	(19)	71
Amount recognised on the balance sheet – liability	(88)	(70)
Amount recognised on the balance sheet – asset	69	141

Reconciliation of benefit obligations and pension assets

			2023			2022
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(984)	1,055	71	(1,582)	1,637	55
Income statement expense:
Current service cost	(6)	–	(6)	(9)	–	(9)
Settlements	75	(79)	(4)	4	(4)	–
Interest (expense)/income	(45)	49	4	(29)	30	1
Administration costs and taxes	(5)	–	(5)	(3)	–	(3)
Costs recognised in income statement	19	(30)	(11)	(37)	26	(11)
Remeasurements:
Actuarial (loss)/gain due to liability experience	(14)	–	(14)	(43)	–	(43)
Actuarial gain due to financial assumptions change	(25)	–	(25)	503	–	503
Actuarial gain due to demographic assumptions	14	–	14	1	–	1
Return on plan assets (less)/greater than discount rate	–	(64)	(64)	–	(431)	(431)
Remeasurements recognised in OCI	(25)	(64)	(89)	461	(431)	30
Cash:
Employer contributions	–	7	7	–	6	6
Employee contributions	(3)	3	–	(3)	3	–
Benefits paid directly by the Group	2	–	2	2	–	2
Benefits paid, taxes and administration costs paid from scheme assets	67	(69)	(2)	81	(83)	(2)
Net cash	66	(59)	7	80	(74)	6

Exchange movements	(37)	40	3	94	(103)	(9)
Amount recognised on the balance sheet	(961)	942	(19)	(984)	1,055	71
Amount recognised on the balance sheet – liability	(229)	141	(88)	(194)	124	(70)
Amount recognised on the balance sheet – asset	(732)	801	69	(790)	931	141

Represented by:

			2023			2022
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(457)	518	61	(438)	552	114
US Plan	(259)	267	8	(336)	360	24
Other Plans	(245)	157	(88)	(210)	143	(67)
Total	(961)	942	(19)	(984)	1,055	71

Market value of the US, UK and Other Plans assets

	2023	2022	2021
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	61	2	4
Equity securities	–	3	84
Other bonds	–	30	50
Short dated credit fund	–	81	126
Liability driven investments	–	225	370
Diversified growth funds	–	55	89
	61	396	723
Other assets:
Insurance contract	457	156	233
Market value of assets	518	552	956
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	267	120	6
Equity securities	–	–	50
Government bonds – fixed interest	–	43	201
Corporate bonds	–	197	246
Market value of assets	267	360	503
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	7	7	5
Equity securities	50	49	55
Government bonds – fixed interest	5	7	5
Government bonds – index linked	–	–	4
Corporate and other bonds	10	10	11
Insurance contracts	23	21	33
Property	28	22	23
Other quoted securities	10	5	8
	133	121	144
Other assets:
Insurance contracts	24	22	34
Market value of assets	157	143	178
Total market value of assets	942	1,055	1,637

Principal actuarial assumptions

	2023	2022	2021
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	4.5	4.8	1.9
Future salary increases	n/a	n/a	n/a
Future pension increases	3.0	3.3	3.4
Inflation (RPI)	3.1	3.3	3.4
Inflation (CPI)	2.5	2.3	2.7
US Plan:
Discount rate	5.0	5.3	2.7
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Current longevities underlying the values of the obligations in the defined benefit plans

	2023	2022	2021
	years	years	years
Life expectancy at age 60
UK Plan:
Males	26.9	27.4	27.6
Females	29.7	30.1	30.1
US Plan:
Males	25.0	24.9	24.7
Females	27.2	27.1	26.8
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	28.4	28.9	29.1
Females	31.1	31.5	31.5
US Plan:
Males	25.0	24.9	24.6
Females	27.6	27.6	27.3

Sensitivity analysis

	Increase/(decrease) in pension obligation		Increase /(decrease) in pension cost
$ million	+50bps/+1yr	-50bps/-1yr	+50bps/+1 yr	-50bps/-1yr
UK Plan:
Discount rate	(29.0)	33.0	–	–
Inflation	21.0	(24.0)	–	–
Mortality	18.0	(11.0)	–	–
US Plan:
Discount rate	(10.0)	11.0	–	–
Mortality	8.0	(8.0)	–	–

Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

The UK buy-in in June 2023 removed all remaining material pension liability exposure from the balance sheet, hence, eliminating the interest rate risk for the UK Plan. Following the completion of the US buy-out on 4 January 2024, no further interest risk is linked to the valuation of liability for the US Plan as no liability will remain in the Plan.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk. Following the full UK Pension buy-in in 2023, the residual inflation risks associated with the UK Plan have been transferred to the UK Plan’s Life Insurance Partners.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the Plan deficit.

In the UK, following the full buy-in for the UK Plan, the investment risk has been transferred to the UK Plan’s Life Insurer Partners.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path that is designed to stabilise funding status by reducing the Plan’s exposure to return-seeking assets. Following the completion of the US buy-out on 4 January 2024, no further investment risk is linked to the valuation of liability for the US Plan as no liability will remain in the Plan.

Longevity risk

The present value of the Plan’s defined benefit liability is calculated by reference to the best estimate of the mortality of the Plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

Following the full buy-in, the UK Plan has entered into insurance contract which covers all of the pensioners’ obligations.

Following the completion of the US buy-out on 4 January 2024, there is no further longevity risk linked to the valuation of liability for the US Plan as no liability will remain in the Plan.